Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Statement of compliance

Statement of compliance

        The consolidated financial statements of the Partnership have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB").

Basis of presentation

Basis of preparation

        The consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

        The principal accounting policies are set out below.

        The consolidated financial statements are expressed in U.S. dollars ("USD"), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership's most significant assets and liabilities are paid for and settled in USD.

        In considering going concern, management has reviewed the Partnership's future cash requirements, covenant compliance and earnings projections. As of December 31, 2018, the Partnership's current assets totaled $166,849 while current liabilities totaled $497,976, resulting in a negative working capital position of $331,127. Current liabilities include $360,000 of loans due in November 2019. In February 2019, the Partnership signed a debt refinancing of up to $450,000 with certain financial institutions (Note 22), in order to refinance such indebtedness.

        Management anticipates that the Partnership's primary sources of funds will be available cash, cash from operations, borrowings under new loan agreements and equity financings. Management believes that these sources of funds will be sufficient for the Partnership to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis, although there can be no assurance that the Partnership will be able to obtain future debt and equity financing on terms acceptable to the Partnership.

        On February 22, 2019, the Partnership's board of directors authorized the consolidated financial statements for issuance and filing.

Basis of consolidation

Basis of consolidation

        The accompanying consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated from the date of their incorporation by GasLog, as they were under the common control of GasLog. All intra-group transactions and balances are eliminated on consolidation.

Accounting for revenues and related operating expenses and voyage expenses and commissions

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

        Revenues comprise revenues from time charters for the charter hire of the Partnership's vessels earned during the period in accordance with existing contracts and gross pool revenues.

        A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel's delivery to the charterer, except for any off-hire period, when a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the reporting date relating to services to be rendered after the reporting date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

        Under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. The revenue in relation to the lease component of the agreements is accounted for under IAS 17 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs are accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

        Pool revenues are recognized on a gross basis representing time charter revenues earned by a GasLog Partners vessel participating in the pool under charter agreements where GasLog Partners contracts directly with charterers. Revenue is recognized on a monthly basis, when the vessel is made available and services are provided to the charterer during the period, the amount can be estimated reliably and collection of the related revenue is reasonably assured.

        Time charter hires are received monthly in advance and are classified as liabilities until such time as the criteria for recognizing the revenue as earned are met.

        Under a time charter arrangement the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses, as well as broker's commissions, are paid by the vessel owner, whereas the majority of voyage expenses such as bunkers, port expenses, agents' fees and extra war risk insurance are paid by the charterer.

        Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses should be recognized over the period of the contract, and not at a certain point in time following the adoption of IFRS 15 Revenue from Contracts with Customers. Consequently, positioning fees, repositioning fees and associated voyage expenses are recognized over the period of each contract, to match the recognition of the respective hire revenues realized. All other voyage expenses and vessel operating costs are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the duration of the period of the time charter. Bunkers' consumption included in voyage expenses represents mainly bunkers consumed during vessels' unemployment and off-hire.

Net pool allocation

Net pool allocation

        The Partnership because of its participation in the Cool Pool also receives a net allocation from the pool, which is recognized separately in the consolidated statement of profit or loss under "Net Pool Allocation" and represents GasLog Partners' share of the net revenues earned from the other pool participants' vessels less the other participants' share of the net revenues earned by GasLog Partners' vessels included in the pool. Each participant's share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Financial income and costs	Financial income and costs Interest income, interest expense, other borrowing costs and realized loss on derivatives are recognized on an accrual basis.
Foreign currencies

Foreign currencies

        Transactions in currencies other than USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise.

Deferred financing costs

Deferred financing costs

        Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra debt while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are classified contra debt on the drawdown dates.

        Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Vessels

Vessels

        Vessels are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition.

        The cost of a LNG vessel is split into two components, a "vessel component" and a "dry-docking component". Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the value of the vessels. Residual values are based on management's estimation of the amount that the Partnership would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

        The LNG vessels are required to undergo a dry-docking overhaul every five years that cannot be performed while the vessels are operating to restore their service potential and to meet their classification requirements. The dry-docking component is estimated at the time of a vessel's delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking, subsequent to its acquisition, based on the Partnership's historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in the case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel's last dry-docking).

        Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock, and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of the vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as the dry-docking.

        The expected useful lives are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years

        Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

        The useful lives and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from Partnership's vessels. The residual value is also reviewed at each financial period end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

        Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

        When vessels are sold, they are derecognized and any gain or loss resulting from their disposals is included in profit or loss.

Impairment of vessels

Impairment of vessels

        All vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of a vessel exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of a vessel's fair value less cost of disposal and "value in use". The fair value less cost of disposal is the amount obtainable from the sale of a vessel in an arm's length transaction less the costs of disposal, while "value in use" is the present value of estimated future cash flows expected to arise from the continuing use of a vessel and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual vessels. Each vessel is considered to be a single cash-generating unit. The fair value less cost of disposal of the vessels is estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Reimbursable capital expenditures

Reimbursable capital expenditures

        Costs eligible for capitalization that are contractually reimbursable by our charterers are recognized on a gross basis in the period incurred under "Vessels". Concurrently, an equal amount is deferred as a liability and amortized to profit or loss as income over the remaining tenure of the charter party agreement.

Provisions

Provisions

        Provisions are recognized when the Partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the Partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

Inventories

        Inventories represent lubricants on board the vessel and, in the event of a vessel not being employed under a charter, bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first-in, first-out basis, and net realizable value.

Financial instruments

Financial instruments

        Financial assets and liabilities are recognized when the Partnership has become a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

•	Cash and cash equivalents

Cash represents cash on hand and deposits with banks which are repayable on demand. Cash equivalents represent short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

•	Short-term investments

Short-term investments represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

•	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. At each reporting date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. Trade receivables are written off when there is no reasonable expectation of recovery. See Note 4 for further information about the Partnership's accounting for trade receivables.

The simplified approach is applied to trade and other receivables and the Partnership recognizes lifetime expected credit losses ("ECLs") on the trade receivables. Under the simplified approach, the loss allowance is always equal to ECLs.

•	Borrowings

Borrowings are measured at amortized cost, using the effective interest method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

•	Derivative financial instruments

Derivative financial instruments, such as interest rate swaps or forward foreign exchange contracts, are used to economically hedge the Partnership's exposure to interest rate or foreign exchange rate risks. Derivative financial instruments are initially recognized at fair value and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in profit or loss immediately, unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Partnership and as liabilities when unfavorable to the Partnership.

Criteria for classifying a derivative instrument in a hedging relationship include: (1) the hedging instrument is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; (2) the effectiveness of the hedge can be reliably measured; (3) there is adequate documentation of the hedging relationships at the inception of the hedge; and (4) for cash flow hedges, the forecasted transaction that is the hedged item in the hedging relationship must be considered highly probable.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects the consolidated statement of profit or loss. Hedge accounting is discontinued when the Partnership terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting.

Any gain or loss accumulated in equity at that time remains in equity and is recognized in the consolidated statement of profit or loss when the hedged item affects the consolidated statement of profit or loss. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

Segment information

Segment information

        Each vessel-owning company owns one LNG carrier which is operated under a time charter with similar operating and economic characteristics. Consequently, the information provided to the Chief Executive Officer (the Partnership's chief operating decision maker) to review the Partnership's operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Share-based compensation

Share-based compensation

        Share-based compensation to executives and others providing similar services is measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 20. The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Partnership's estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Partnership revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

Critical accounting judgments and key sources of estimation uncertainty

Critical accounting judgments and key sources of estimation uncertainty

        The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses recognized in the consolidated financial statements. The Partnership's management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods which management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments

        In the process of applying the Partnership's accounting policies, management has made the following judgments, apart from those involving estimations, that had the most significant effect on the amounts recognized in the consolidated financial statements.

        Classification of the Partnership interests:    The interests in the Partnership comprise common units, preference units, a general partner interest and incentive distribution rights. Under the terms of the Partnership Agreement, the Partnership is required to distribute 100% of available cash (as defined in the Partnership Agreement) with respect to each quarter within 45 days of the end of the quarter to the partners. Available cash can be summarized as cash and cash equivalents less an amount equal to cash reserves established by the board of directors to (i) provide for the proper conduct of the business of the Partnership group (including reserves for future capital expenditures and for anticipated future credit needs of the Partnership group) subsequent to such quarter, (ii) comply with applicable law or any loan agreement, security agreement, mortgage, debt instrument or other agreement or obligation to which any Partnership group member is a party or by which it is bound or its assets are subject and/or (iii) provide funds for certain distributions relating to future periods.

        In reaching a judgment as to whether the interests in the Partnership should be classified as liabilities or equity interests, the Partnership has considered the wide discretion of the board of directors to determine whether any portion of the amount of cash available to the Partnership constitutes available cash and that it is possible that there could be no available cash. In the event that there is no available cash, as determined by the board of directors, the Partnership does not have a contractual obligation to make a distribution. Accordingly, management has concluded that the Partnership interests do not represent a contractual obligation on the Partnership to deliver cash and therefore should be classified as equity within the financial statements.

Key sources of estimation uncertainty are as follows:

        Impairment of vessels:    The Partnership evaluates the carrying amounts of each of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any.

        Recoverable amount is the higher of fair value less costs to sell and value in use. The Partnership's estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind. In assessing the fair value less cost to sell of the vessel, the Partnership obtains charter free market values for its vessel from independent and internationally recognized ship brokers on a semi-annual basis, which are also commonly used and accepted by the Partnership's lenders for determining compliance with the relevant covenants in the Partnership's credit facilities. Vessel values can be highly volatile, so the estimates may not be indicative of the future market value of the Partnership's vessels or prices that could be achieved if it were to sell them. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires management to make various estimates including future freight rates, earnings from the vessels and discount rates.

        As of December 31, 2018, the carrying amounts of the steam turbine propulsion ("Steam") vessels the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the TFDE vessel Methane Becki Anne were higher than the charter free market values estimated by shipbrokers and the Partnership concluded that events and circumstances triggered the existence of potential impairment of these vessels. As a result, the Partnership performed the impairment assessment of these vessels by comparing the discounted projected net operating cash flows for these vessels to their carrying values. The Partnership's strategy is to charter its vessels on multi-year contracts, providing the Partnership with contracted stable cash flows. The assumptions which the Partnership has used in its discounted projected net operating cash flow analysis included, among others, operating revenues, utilization, dry-docking costs, operating expenses (including vessel management fees), residual values and the discount factor. The key assumptions are the estimate of charter rates for non-contracted revenue days and the discount rate.

        Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel, as well as the estimated average time charter rates for the remaining life of the vessel after the completion of its current contract. The revenue assumptions exclude days of scheduled off-hire and assume a utilization rate of 99.5% based on the fleet's historical performance and internal forecasts. The estimated daily time charter rates used for non-contracted revenue days after the completion of the current time charter are based on a combination of (i) recent charter market rates, (ii) conditions existing in the LNG market as of December 31, 2018, (iii) historical average time charter rates, based on publications by independent third party maritime research services ("maritime research publications"), and (iv) estimated future time charter rates, also based largely on maritime research publications that provide such forecasts. More specifically, for the non-contracted period starting upon the expiration of the firm charter period of each vessel and up to December 31, 2023, the Partnership used the most recent charter market rate for a 5-year time charter agreement based on available data from maritime research publications, which is $45 per day for the Steam vessels and $75 per day for the TFDE vessel. Such rates are lower than current spot rates at December 31, 2018.

        For the remaining period from January 1, 2024 through the end of each vessel's useful life, the estimated average time charter rate was based on analysis of future supply and demand for LNG, analysis of future LNG shipping supply and demand balances, internally estimated and market-derived costs of building and financing newbuild LNG vessels, the technical characteristics of each vessel and 5-year historical average 5-year time charter rates based on maritime research publications.

        In connection with the impairment testing of our vessels as of December 31, 2018, we performed a sensitivity analysis on the most sensitive and/or subjective assumption that has the potential to affect the outcome of the impairment exercise, which is the projected charter hire rate used to forecast future cash flows for non-contracted days for the Steam vessels. The average charter rate used in our impairment exercise for the Steam vessels was $58 per day while the average break-even charter hire rate, being the average of the contracted charter rate and the break-even re-chartering hire rate, was $50 per day. Using an average charter rate of $49 per day or 2% lower than the break-even charter hire rate would result in an aggregate impairment charge of $19,374.

        Recognizing that the LNG industry is cyclical and subject to significant volatility based on factors beyond the Partnership's control, management believes the use of revenue estimates discussed above to be reasonable as of the reporting date. The Partnership does not take into account any growth rate assumptions or inflation factors for determining forecasted time charter rates beyond the contracted charter rate period through the end of a vessel's useful life. In assessing the factors mentioned above for the purposes of determining estimated revenues, the Partnership has placed particular reliance on available third-party maritime research publications and analysis of LNG shipping supply and demand data.

        In addition, the Partnership used an annual operating expenses escalation factor equal to 1% based on its historical data and performance, as well as its expectations of future inflation and operating and dry-docking costs. Estimates for the remaining useful lives of the current fleet and residual and scrap values are the same as those used for the Partnership's depreciation policy.

        In the Partnership's impairment assessment, the weighted average cost of capital used to discount future estimated cash flows to their present values was approximately 7.0% as of December 31, 2018. This was based on the calculated cost of equity and cost of debt components. All estimates used and assumptions made were in accordance with the Partnership's internal budgets and historical experience of the shipping industry.

        The value in use for the six vessels calculated as per above was higher than the carrying amount of these vessels and, consequently, no impairment loss was recognized.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a)	Standards and interpretations adopted in the current period

        The following standards and amendments relevant to the Partnership were effective in the current year:

        In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which applies to all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 specifies how and when an IFRS reporter will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations. The standard is effective for annual periods beginning on or after January 1, 2018 and was applied by the Partnership using the modified retrospective approach. The adoption of the standard did not have an impact on the Partnership's historical financial statements.

        The Partnership assessed that, under the time charter agreements, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel's operating costs. The revenue in relation to the lease component of the agreements is accounted for under IAS 17 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses that are paid by the vessel owner. These costs are essential to operating a charter and therefore, the charterers receive the benefit of these when the vessel is used during the contracted time and is accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

        Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. On that basis, it was concluded that positioning and repositioning fees and associated expenses should be recognized over the period of the contract, and not at a certain point in time.

        In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The standard, which is effective for annual periods beginning on or after January 1, 2018, did not have an impact on the Partnership's financial statements.

(b)	Standards and amendments in issue not yet adopted

        At the date of authorization of these consolidated financial statements, the following standard relevant to the Partnership was in issue but not yet effective:

        In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ("lessee") and the supplier ("lessor"). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognise: (a) assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019. For leases where the Partnership is the lessee, the Partnership has elected to apply the simplified approach, by which comparative information is not restated and any adjustment is recognized at the date of initial application of IFRS 16 Leases. The adoption of the standard on January 1, 2019, will result in an increase in total assets of $1,076, an increase in retained earnings of $153 and an increase in total liabilities of $923, which are not considered significant for the Partnership's consolidated financial statements.

        The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material on the Partnership's financial statements.